EARNING PER SHARE (Tables)	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Schedule of Earnings Per Share
The net earnings per ordinary share were determined based on the net income attributable to equity holders of the Group as follows:

	2025	2024	2023

Net income attributable to equity holders of Credicorp (in thousands of soles)	6,925,377	5,501,254	4,865,540

Number of stock
Ordinary stock, Note 16(a)	94,382,317	94,382,317	94,382,317
Less – opening balance of treasury stock	(14,946,637)	(14,886,096)	(14,849,223)
Acquisition of treasury stock, net	(58,224)	(46,444)	(55,283)
Weighted average number of ordinary shares for basic earnings	79,377,456	79,449,777	79,477,811
Plus - dilution effect - stock awards	154,030	169,307	177,709
Weighted average number of ordinary shares adjusted for the effect of dilution	79,531,486	79,619,084	79,655,520

Basic earnings per share (in soles)	87.25	69.24	61.22
Diluted earnings per share (in soles)	87.08	69.09	61.08